Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Noncurrent Assets [Abstract]
Schedule of other non-current assets

As of December 31
2022	2021
$ millions	$ millions

Surplus in employees' defined benefit plans (1)	97	115
Non-current inventories	65	149
Receivables from equity-accounted investees sale (2)	22	-
Derivative designated as a cash flow hedge	19	97
Investments in equity-accounted investees	3	26
Other	25	16
	231	403

(1)	See Note 16.

(2)	See Note 8B(1).